Financial Derivative Contracts and Hedge Accounting - Schedule of Portfolio of Financial Derivatives Assets (Detail) - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Assets	$ 3,982,803	$ 3,154,957
Liabilities	3,673,591	2,938,034
Derivatives held for hedge accounting [member]
Disclosure of detailed information about financial instruments [line items]
Assets	306,472	203,868
Liabilities	162,450	144,069
Derivatives Held For Trading [member]
Disclosure of detailed information about financial instruments [line items]
Assets	3,676,331	2,951,089
Liabilities	$ 3,511,141	$ 2,793,965